Table of Contents

      USAA Family of Funds                                      1
      Message from the President                                2
      Investment Review                                         4
      Shareholder Voting Results                                6
      Financial Information
        USAA S&P 500 Index Fund
          Distributions to Shareholders                         7
          Statement of Assets and Liabilities                   8
          Statement of Operations                               9
          Statements of Changes in Net Assets                  10
          Financial Highlights                                 11
          Notes to Financial Statements                        12
          Report of Independent Accountants                    15
        Equity 500 Index Portfolio
          Schedule of Portfolio Investments                    16
          Statement of Assets and Liabilities                  24
          Statement of Operations                              25
          Statements of Changes in Net Assets                  26
          Financial Highlights                                 27
          Notes to Financial Statements                        28
          Report of Independent Accountants                    31
          Proxy Results                                        32









Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further detail about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)2000, USAA. All rights reserved.






                        USAA Family of Funds Summary


         Fund                                             Minimum
       Type/Name                     Volatility          Investment
       ---------                     ----------          ----------
 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high               $3,000
 First Start Growth(Registered
  Trademark)                       Moderate to high        $3,000
 Gold                              Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International                     Moderate to high        $3,000
 S&P 500 (Registered Trademark)
  Index                            Moderate                $3,000
 Science & Technology              Very high               $3,000
 Small Cap Stock                   Very high               $3,000
 World Growth                      Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                $3,000
 Growth and Tax
  Strategy                         Moderate                $3,000
 Growth Strategy                   Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA Trust (Registered Trademark) Low to moderate         $3,000
 High-Yield
  Opportunities                    High                    $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Intermediate-Term
  Bond                             Low to moderate         $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate         $3,000
 Short-Term                        Low                     $3,000
 State Bond Income                 Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                $3,000
 Treasury Money
  Market Trust (Registered
  Trademark)                       Very low                $3,000
 State Money Market                Very low                $3,000
-------------------------------------------------------------------------------

Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.

Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President

The past year was one of the most
fascinating I have seen in my 27
years as an investment  manager.


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


For much of it, I spoke to people about the choppiness of the stock market and rising interest rates. At the beginning, it seemed that value investing might, at last, be coming into favor again. Then in a few short weeks in the fall, technology exploded. Portfolios that were concentrated in this area produced returns that are typically associated with hedge funds and venture capital. By normal stock market standards, your USAA S&P 500 Index Fund had a good year with a return of 20.67% for the period ending December 31, 1999. By 1999 standards, the S&P 500 Index looked anemic.

In a very important way the USAA S&P 500 Index Fund was a good investment in 1999. The incredible returns of technology stocks were driven by price/earnings (P/E) ratios of more-than-incredible proportions. Investors shake their heads in disbelief at P/Es measured in hundreds. Many times in recent months I expressed concern that the S&P 500 Index's P/E ratio of 30-plus times earnings was historically very high.

Index funds provided a somewhat reasonable approach to this quandary. Many of the highest flying tech stocks are in the S&P 500, and because of the index's capitalization weighting, their presence is felt. But there is also a large presence of other companies -- like drugs, financials, and retailers -- whose valuations were more modest. When the first week of 2000 saw a plummet of the tech stocks, these more reasonably priced issues softened the blow. The operational characteristics of the USAA S&P 500 Index Fund have made it a prudent and rewarding investment vehicle.

Sincerely,



Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


The performance data quoted represents past performance; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For the period ending December 31, 1999, the Fund's average annual total return since inception (5/1/96) is 27.15%.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

S&P 500(Registered TradeMark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's; and Standard & Poor's makes no representation regarding the advisability of investing in the product.










Investment Review


USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

INVESTMENT INSTRUMENTS: Invests all assets in the Equity 500 Index Portfolio, a separate registered investment company, with the same investment objective as the Fund; at least 80% of the Portfolio's assets will be invested in common stocks of companies which compose the S&P 500 Index.



--------------------------------------------------------------------------------
                                          12/31/99              12/31/98
================================================================================
  Net Assets                           $3,196.5 Million     $1,855.9 Million
  Net Asset Value Per Share                 $22.92               $19.27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/99
================================================================================
            1 Year                         Since Inception on 5/1/96
            20.67%                                  27.15%(+)
--------------------------------------------------------------------------------

(+) Includes the $10 annual account  maintenance fee through  December 31, 1996.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/96 through 12/31/99. The data points from the graph are as follows:

                    USAA S&P 500
                     Index Fund              S&P 500 Index
                   --------------            -------------

05/02/96               $10,000                 $10,000
06/30/96                10,442                  10,467
12/31/96                11,669                  11,688
06/30/97                14,057                  14,095
12/31/97                15,523                  15,585
06/30/98                18,249                  18,345
12/31/98                19,966                  20,039
06/30/99                22,402                  22,519
12/31/99                24,094                  24,252

Data from 5/2/96** through 12/31/99

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that its results are not visible in the graph. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

* S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

** Date the fund initially invested in securities represented by the index.


            Ten Largest
           Stock Holdings
---------------------------------------
Microsoft Corp.                    4.77
General Electric Co.               4.03
Cisco Systems, Inc.                2.76
Wal-Mart Stores, Inc.              2.42
Exxon Mobil Corp.                  2.19
Intel Corp.                        2.16
Lucent Technologies, Inc.          1.87
International Business
  Machines Corp.                   1.53
Citigroup                          1.47
America Online, Inc.               1.34
---------------------------------------






                        PORTFOLIO SECTOR DIVERSIFICATION
                             PERCENT OF MARKET VALUE
                                    12/31/99

A pie chart is shown here depicting the Portfolio Sector Diversification/Percent of Market Value as of December 31, 1999 of the USAA S&P 500 Index Fund to be:

Financial - 16%; Utilities - 2%; Health Care - 9%; Industrials - 3%; Consumer Cyclicals - 8%; Basic Materials - 4%; Telecommunications - 7%; Commercial Services - 5%; Energy - 5%; Consumer Noncyclicals - 7%; Consumer Services - 5%; Technology - 28%; and Transportation - 1%.










Shareholder Voting Results


On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown for proposal 1 are for the entire USAA Mutual Fund, Inc. (the Company). The number of votes shown for proposals 2 and 3 are for the USAA S&P 500 Index Fund, a series of the Company.

1  Proposal to elect Directors as follows:

   DIRECTORS                    VOTES FOR         VOTES WITHHELD

   Robert G. Davis            1,769,441,834          27,742,867
   Michael J.C. Roth          1,769,442,078          27,742,623
   David G. Peebles           1,769,442,078          27,742,623
   Robert L. Mason            1,769,442,172          27,742,529
   Michael F. Reimherr        1,769,441,328          27,743,373
   Richard A. Zucker          1,769,444,074          27,740,627
   Barbara B. Dreeben         1,769,442,172          27,742,529

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office terminated on December 31, 1999.

                                                   NUMBER OF SHARES VOTING
                                           -------------------------------------
                                               FOR          AGAINST      ABSTAIN

2  Proposal to ratify the selection         85,088,575      301,275      465,380
   by the Board of  Directors  of
   PricewaterhouseCoopers LLP as the
   independent accountants for the
   USAA S&P 500 Index Fund.

3  Equity 500 Index Portfolio matters:

   a.  Proposal to approve a new            84,024,321      577,825    1,253,084
   investment advisory agreement
   between the Equity 500 Index
   Portfolio (Portfolio) and Bankers
   Trust Company.

   b.  Proposal to elect the Trustees       84,363,679      371,540    1,120,011
   of the Portfolio.

   c.  Proposal to ratify the selection     84,551,235      328,890      975,105
   of PricewaterhouseCoopers LLP as the
   independent accountants of the
   Portfolio.









Distributions to Shareholders (Unaudited)

USAA S&P 500 Index Fund completed its calendar year end on December 31, 1999. The following per share information describes the federal tax treatment of distributions made during the calendar year.

            Ordinary income*           $.26060

            Long-term capital gains     .04541
                                       -------
                                       $.30601
                                       =======

95.22% of ordinary income distributions qualify for deductions by corporations.


* Includes distribution of short-term capital gains, which are taxable as ordinary income.









USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES


December 31, 1999


ASSETS
   Investment in Equity 500 Index Portfolio, at value                 $3,220,329,362
   Receivable for capital shares sold                                      3,322,911
   Other receivables                                                         203,953
                                                                      --------------
Total assets                                                           3,223,856,226
                                                                      --------------

LIABILITIES
   Payable for capital shares redeemed                                    26,735,602
   USAA Investment Management Company                                        186,438
   USAA Transfer Agent Company                                               129,538
   Accounts payable and accrued expenses                                     321,975
                                                                      --------------
Total liabilities                                                         27,373,553
                                                                      --------------
Net assets applicable to capital shares outstanding                   $3,196,482,673
                                                                      ==============

REPRESENTED BY:
   Paid-in capital                                                    $2,325,414,531
   Accumulated undistributed net investment income                           601,183
   Accumulated net realized loss from investments and
      futures transactions                                                  (433,507)
   Net unrealized appreciation on investments and futures
      contracts                                                          870,900,466
                                                                      --------------
Net assets applicable to capital shares outstanding                   $3,196,482,673
                                                                      ==============
Capital shares outstanding ($.01 par value per share,
   200,000,000 shares authorized)                                        139,427,106
                                                                      ==============
Net asset value, redemption price, and offering price per share       $        22.92
                                                                      ==============



See notes to financial statements on page 12.










USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

Year ended December 31, 1999



INVESTMENT INCOME
   Income allocated from Equity 500 Index Portfolio, net           $ 37,198,585
                                                                   ------------
EXPENSES
   Administration fees                                                1,479,126
   Transfer agent fees                                                  299,312
   Custodian's fees                                                      35,916
   Postage                                                              330,815
   Shareholder reporting fees                                            78,075
   Directors' fees                                                        4,350
   Registration fees                                                    381,311
   Professional fees                                                     68,744
   Other                                                                 61,016
                                                                   ------------
   Total expenses                                                     2,738,665
                                                                   ------------
Net investment income                                                34,459,920
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                   (17,327,242)
   Net realized gain from futures transactions                        6,871,914
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                             491,990,378
                                                                   ------------
Net realized and unrealized gain on investments and futures
   contracts                                                        481,535,050
                                                                   ------------
Net increase in net assets from operations                         $515,994,970
                                                                   ============


See notes to financial statements on page 12.










USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,



                                                              1999              1998
                                                       ---------------------------------
FROM OPERATIONS
   Net investment income                               $   34,459,920    $   16,609,994
   Net realized gain (loss) from investments
      and futures transactions                            (10,455,328)       10,738,420
                                                       --------------------------------
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                491,990,378       281,497,244
                                                       --------------------------------
Net increase in net assets from operations                515,994,970       308,845,658
                                                       --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                  (34,520,614)      (16,008,199)
   Net realized gains                                      (6,787,580)           -
                                                       --------------------------------
Total distributions to shareholders                       (41,308,194)      (16,008,199)
                                                       --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                            1,298,496,117     1,192,785,880
   Shares issued for dividends reinvested                  26,549,566        11,488,944
   Cost of shares redeemed                               (459,104,661)     (271,875,937)
                                                      ---------------------------------
Net increase in net assets from capital share
   transactions                                           865,941,022       932,398,887
                                                      ---------------------------------
Net increase in net assets                              1,340,627,798     1,225,236,346

NET ASSETS:
   Beginning of period                                  1,855,854,875       630,618,529
                                                      ---------------------------------
   End of period                                      $ 3,196,482,673    $1,855,854,875
                                                      =================================

ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT INCOME
   End of period                                      $       601,183    $      661,877
                                                      =================================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                             63,600,443        70,104,665
   Shares issued for dividends reinvested                   1,254,617           646,762
   Shares redeemed                                        (21,723,542)      (16,046,032)
                                                      ---------------------------------
Increase in shares outstanding                             43,131,518        54,705,395
                                                      =================================


See notes to financial statements on page 12.












USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS


December 31, 1999

Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.



                                                                                  Eight Months
                                                                                     Ended
                                                    Years Ended December 31,      December 31,
                                           ---------------------------------------------------
                                               1999         1998          1997        1996*
                                           --------------------------------------------------
PER SHARE OPERATING
    PERFORMANCE
Net asset value at beginning of period     $    19.27    $    15.16    $   11.57    $   10.00
                                           --------------------------------------------------
Income from investment operations:
   Net investment income                          .25           .21          .21          .12
   Net realized and unrealized gain
      on investments and
      futures transactions                       3.71          4.11         3.59         1.57
                                           --------------------------------------------------
Total from investment operations                 3.96          4.32         3.80         1.69
                                           --------------------------------------------------
Distributions from:
   Net investment income                         (.26)         (.21)        (.21)        (.12)
   Realized capital gains                        (.05)          -            -            -
                                           --------------------------------------------------
Total distributions                              (.31)         (.21)        (.21)        (.12)
                                           --------------------------------------------------
Net asset value at end of period           $    22.92    $    19.27    $   15.16    $   11.57
                                           ==================================================
Total return (%)**                              20.67         28.62        33.03        16.90

SUPPLEMENTAL DATA
    AND RATIOS:
Net assets at end of period (000)          $3,196,483    $1,855,855    $ 630,619    $ 179,073
Ratios to average net assets:
   Net investment income (%)                     1.25          1.40         1.64         2.09(a)
   Expenses after waivers, including
      expenses of the Equity 500
      Index Portfolio (%)                         .18(b)        .18(b)       .18          .18(a)
   Expenses before waivers, including
      expenses of the Equity 500
      Index Portfolio (%)                         .18           .20          .25          .33
   Decrease reflected in above expense
      ratio due to absorption of expenses
      by Bankers Trust and the Manager (%)        -             .02          .07          .15(a)

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective May 6, 1998, the manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the portfolio do not exceed 0.18% of the Fund's average net assets.
  *  Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.



See notes to financial statements on page 12.









USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS


December 31, 1999




(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund seeks to achieve its objective by investing all of its investable assets in the Equity 500 Index Portfolio (the Portfolio), which is a separate registered investment company advised by Bankers Trust Company (Bankers Trust) with an identical investment objective. At December 31, 1999, the Fund's investment was 39% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment income and expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended December 31, 1999.

(3) TRANSACTIONS WITH MANAGER

A. Administrative fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of 0.06% of the average daily net assets of the Fund or the amount that brings the total Fund and Portfolio annual operating expenses up to 0.18% of the Fund's average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. Effective November 1, 1999, the Fund pays SAS a monthly fee based on an annual rate of $17 per shareholder account, plus out-of-pocket expenses.

C. Underwriting agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.

E. Account maintenance fee - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(4) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 1999, the Association and its affiliates owned 47,567,707 shares (34%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.









USAA S&P 500 INDEX FUND
REPORT OF INDEPENDENT ACCOUNTANTS





To the Board of Directors of USAA Mutual Fund, Inc. and Shareholders of USAA S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of USAA S&P 500 Index Fund (one of the funds comprising USAA Mutual Fund, Inc., hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000


--------------------------------------------------------------------------------
YEAR 2000 (UNAUDITED)

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.
--------------------------------------------------------------------------------










EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS


December 31, 1999


 Shares      Description                   Value
------------------------------------------------------

         COMMON STOCK (97.4%)
  223,300 3Com Corp. (1)                $ 10,495,100
  994,844 Abbott Laboratories             36,125,273
   66,100 Adaptec, Inc. (1)                3,296,737
   85,700 ADC Tele-
           communications, Inc. (1)        6,218,606
   76,200 Adobe Systems, Inc.              5,124,450
   22,868 Adolph Coors Co. -
           Class B                         1,200,570
  113,241 Advanced Micro
           Devices, Inc. (1)               3,276,911
  134,700 AES Corp. (1)                   10,068,825
   90,059 Aetna, Inc.                      5,026,418
  166,300 Aflac, Inc.                      7,847,281
  144,608 Air Products and
           Chemicals, Inc.                 4,853,406
   17,998 Alberto-Culver Co. -
           Class B                           464,573
  286,623 Albertson's, Inc.                9,243,592
  136,636 Alcan Aluminium Ltd.             5,627,695
  237,100 Alcoa, Inc.                     19,679,300
   63,297 Allegheny Technologies           1,420,226
   88,402 Allergan, Inc.                   4,397,999
  110,600 Allied Waste
           Industries, Inc. (1)              974,662
  555,598 Allstate Corp.                  13,334,352
  203,100 Alltel Corp.                    16,793,831
   62,634 ALZA Corp. (1)                   2,168,702
   61,093 Amerada Hess Corp.               3,467,028
   82,720 Ameren Corp.                     2,709,080
1,450,000 America Online, Inc. (1)       109,384,375
  129,910 American Electric
           Power Co.                       4,173,359
  295,616 American Express Co.            49,146,160
  158,537 American General Corp.          12,028,995
   56,014 American Greetings
           Corp. - Class A                 1,323,331
  839,092 American Home
           Products Corp.                 33,091,691
  994,881 American International
           Group, Inc.                   107,571,508
  661,560 Amgen, Inc. (1)                 39,734,947
   97,004 AMR Corp. (1)                    6,499,268
  228,550 Amsouth Bancorporation           4,413,872
   92,300 Anadarko
           Petroleum Corp.                 3,149,737
  119,600 Analog Devices, Inc. (1)        11,122,800
   50,276 Andrew Corp. (1)                   952,102
  302,180 Anheuser Busch
           Companies, Inc.                21,417,007
  154,375 AON Corp.                        6,175,000
   73,700 Apache Corp.                     2,722,294
  110,342 Apple Computer, Inc. (1)        11,344,537
  237,200 Applied Materials, Inc. (1)     30,050,275
  393,659 Archer-Daniels-
           Midland Co.                     4,797,719
   26,183 Armstrong World
           Industries, Inc.                  873,858
   32,287 Ashland, Inc.                    1,063,453
  474,522 Associates First Capital
           Corp. - Class A                13,019,697
2,053,306 AT&T Corp.                     104,205,279
  204,550 Atlantic Richfield Co.          17,693,575
   43,114 Autodesk, Inc.                   1,455,097
  412,824 Automatic Data
           Processing, Inc.               22,240,893
   94,500 Autozone, Inc. (1)               3,053,531
   72,830 Avery Dennison Corp.             5,307,486
  167,556 Avon Products, Inc.              5,529,348
  237,813 Baker Hughes, Inc.               5,008,936
   18,354 Ball Corp.                         722,689
1,113,739 Bank of America Corp.           55,895,776
  481,200 Bank of New York
           Co., Inc.                      19,248,000
  736,948 Bank One Corp.                  23,628,395
  269,400 Barrick Gold Corp.               4,765,012
   40,823 Bausch & Lomb, Inc.              2,793,824
  184,263 Baxter International, Inc.      11,574,020
  173,000 BB&T Corp.                       4,735,875
   86,199 Bear Stearns
           Companies, Inc.                 3,685,007
  161,464 Becton, Dickinson & Co.          4,319,162
  104,500 Bed, Bath &
           Beyond, Inc. (1)                3,631,375
  997,780 Bell Atlantic Corp.             61,425,831
1,208,664 BellSouth Corp.                 56,580,583
   24,831 Bemis Co., Inc.                    865,981
  132,400 Best Buy, Inc. (1)               6,644,825
  182,660 Bestfoods                        9,601,066
   87,049 Bethlehem Steel Corp. (1)          729,035
   70,550 Biomet, Inc.                     2,822,000
   56,271 Black & Decker Corp.             2,940,160
  149,000 BMC Software, Inc. (1)          11,910,687
  607,246 Boeing Co.                      25,238,662
   37,503 Boise Cascade Corp.              1,518,871
  245,100 Boston Scientific Corp. (1)      5,361,562
   15,282 Briggs & Stratton Corp.            819,497
1,294,056 Bristol-Myers Squibb Co.        83,062,219
   29,319 Brown-Forman Corp. -
           Class B                         1,678,513
   57,542 Brunswick Corp.                  1,280,309
  310,336 Burlington Northern
           Santa Fe Corp.                  7,525,648
  123,439 Burlington
           Resources, Inc.                 4,081,202
   53,677 C.R. Bard, Inc.                  2,844,881
  116,000 Cabletron Systems, Inc. (1)      3,016,000
  268,154 Campbell Soup Co.               10,374,208
  123,300 Capital One
           Financial Corp.                 5,941,519
  166,197 Cardinal Health, Inc.            7,956,681
  396,400 Carnival Corp. -
           Class A                        18,952,875
   75,928 Carolina Power
           & Light Co.                     2,311,058
  230,064 Caterpillar, Inc.               10,827,387
  491,503 CBS Corp. (1)                   31,425,473
  475,610 Cendant Corp. (1)               12,633,391
   37,280 Centex Corp.                       920,350
  133,630 Central & South
           West Corp.                      2,672,600
   92,900 Centurytel, Inc.                 4,401,137
   86,104 Ceridian Corp. (1)               1,856,617
   65,728 Champion
           International Corp.             4,071,028
  519,500 Charles Schwab Corp.            19,935,812
  541,264 Chase Manhattan Corp.           42,049,447
  412,666 Chevron Corp.                   35,747,192
  111,172 Chubb Corp.                      6,260,373
  120,299 CIGNA Corp.                      9,691,588
   94,500 Cincinnati
           Financial Corp.                 2,947,219
  106,322 Cinergy Corp.                    2,565,018
  136,692 Circuit City Stores, Inc.        6,159,683
2,105,950 Cisco Systems, Inc. (1)        225,599,894
2,166,624 Citigroup                      120,383,046
   57,700 Citrix Systems, Inc (1)          7,097,100
  202,500 Clear Channel
           Communications, Inc. (1)       18,073,125
  152,008 Clorox Co.                       7,657,403
   72,600 CMS Energy                       2,264,212
  146,132 Coastal Corp.                    5,178,553
1,590,442 Coca-Cola Co.                   92,643,246
  258,400 Coca-Cola
           Enterprises, Inc.               5,200,300
  367,004 Colgate-Palmolive Co.           23,855,260
   65,002 Columbia Energy Group            4,111,376
  359,922 Columbia/HCA
           Healthcare Corp.               10,550,214
  486,424 Comcast Corp. -
           Special Class A                24,442,806
   98,660 Comerica, Inc.                   4,606,189
1,105,184 Compaq Computer Corp.           29,909,042
  349,875 Computer Associates
           International, Inc.            24,469,383
  100,372 Computer
           Sciences Corp. (1)              9,497,700
  233,000 Compuware Corp. (1)              8,679,250
   45,800 Comverse Technology (1)          6,629,550
  301,932 ConAgra, Inc.                    6,812,341
  433,351 Conoco, Inc. - Class B          10,779,606
  222,768 Conseco, Inc.                    3,981,978
  146,436 Consolidated Edison, Inc.        5,052,042
   60,005 Consolidated
           Natural Gas Co.                 3,896,575
   69,000 Consolidated
           Stores Corp. (1)                1,121,250
   86,825 Constellation
           Energy Group, Inc.              2,517,925
   59,848 Cooper Industries, Inc.          2,420,103
   52,751 Cooper Tire &
           Rubber Co.                        820,937
  159,814 Corning, Inc.                   20,606,018
  143,499 Costco Wholesale
           Corporation (1)                13,094,284
   73,200 Countrywide Credit
           Industries, Inc.                1,848,300
   42,349 Crane Co.                          841,686
  105,850 Crown Cork &
           Seal Co., Inc.                  2,368,394
  151,732 CSX Corp.                        4,760,591
   19,834 Cummins
           Engine Co., Inc.                  958,230
  243,088 CVS Corp.                        9,708,327
  104,847 Dana Corp.                       3,138,857
   92,600 Danaher Corp.                    4,467,950
   86,319 Darden Restaurants, Inc.         1,564,532
  287,516 Dayton Hudson Corp.             21,114,456
  150,523 Deere & Co.                      6,528,935
1,632,700 Dell Computer Corp. (1)         83,267,700
  357,037 Delphi
           Automotive Systems              5,623,333
   88,798 Delta Air Lines, Inc.            4,423,250
   50,391 Deluxe Corp.                     1,382,603
   63,597 Dillard Department
           Stores, Inc. - Class A          1,283,864
  148,006 Dollar General Corp.             3,367,136
  131,406 Dominion
           Resources, Inc.                 5,157,685
  130,808 Dover Corp.                      5,935,413
  140,876 Dow Chemical Co.                18,824,555
   47,072 Dow Jones & Co., Inc.            3,200,896
  102,576 DTE Energy Co.                   3,218,322
  242,195 Duke Power Co.                  12,140,024
  103,579 Dun & Bradstreet Corp.           3,055,580
  671,710 Du Pont (E.I.)
           de Nemours & Co.               44,248,896
   15,342 Eastern Enterprises                881,206
   61,381 Eastman Chemical Co.             2,927,106
  204,126 Eastman Kodak Co.               13,523,347
   51,182 Eaton Corp.                      3,717,093
   72,200 Ecolab, Inc.                     2,824,825
  223,070 Edison
           International, Inc.             5,841,646
  304,600 Electronic Data
           Systems Corp.                  20,389,162
  705,640 Eli Lilly & Co.                 46,925,060
  182,310 El Paso Energy Corp.             7,075,907
  659,025 EMC Corp. (1)                   71,998,481
  288,300 Emerson Electric Co.            16,541,212
   82,408 Engelhard Corp.                  1,555,451
  454,632 Enron Corp.                     20,174,295
  154,907 Entergy Corp.                    3,988,855
   88,800 Equifax, Inc.                    2,092,350
2,219,195 Exxon Mobil Corp.              178,783,897
  662,814 Fannie Mae                      41,384,449
  193,210 FDX Corp. (1)                    7,909,534
  138,000 Federated Department
           Stores, Inc. (1)                6,977,625
  209,567 Fifth Third Bancorp             15,376,979
  666,181 Firstar Corp.                   14,073,074
  277,600 First Data Corp.                13,689,150
  148,984 FirstEnergy Corp.                3,380,074
  611,585 First Union Corp.               20,067,633
  595,303 Fleet Boston
           Financial Corp.                20,723,986
   21,906 Fleetwood
           Enterprises, Inc.                 451,811
   61,300 Florida Progress Corp.           2,593,756
   47,881 Fluor Corp.                      2,196,541
   20,350 FMC Corp. (1)                    1,166,309
  791,244 Ford Motor Co.                  42,282,101
  141,885 Fort James Corp.                 3,884,102
  109,074 Fortune Brands, Inc.             3,606,259
   30,038 Foster Wheeler Corp.               266,587
  128,794 FPL Group, Inc.                  5,513,993
  168,320 Franklin Resources, Inc.         5,396,760
  449,814 Freddie Mac                     21,169,371
   77,900 Freeport-McMoRan Copper
           & Gold, Inc. - Class B (1)      1,645,637
  176,592 Gannett Company, Inc.           14,403,285
  558,134 Gap, Inc.                       25,674,164
  197,200 Gateway, Inc. (1)               14,210,725
  125,844 General Dynamics Corp.           6,638,271
2,126,144 General Electric Co.           329,020,784
  111,800 General
           Instrument Corp. (1)            9,503,000
  198,338 General Mills, Inc.              7,090,583
  410,234 General Motors Corp.            29,818,884
  112,626 Genuine Parts Co.                2,794,533
  110,302 Georgia-Pacific Corp.            5,597,826
  702,016 Gillette Co.                    28,914,284
  491,079 Global Crossing Ltd. (1)        24,553,950
  109,551 Golden West
           Financial Corp.                 3,669,958
   46,652 Goodrich (B.F.) Co.              1,282,930
   98,536 Goodyear Tire &
           Rubber Co.                      2,777,483
   63,000 GPU, Inc.                        1,886,062
   24,025 Great Atlantic &
           Pacific Tea Co., Inc.             669,697
   36,996 Great Lakes
           Chemical Corp.                  1,412,785
  635,636 GTE Corp.                       44,852,065
  197,500 Guidant Corp. (1)                9,282,500
   68,135 H & R Block, Inc.                2,980,906
  253,725 H.J. Heinz Co.                  10,101,427
  278,362 Halliburton Company             11,204,071
   55,639 Harcourt General, Inc.           2,239,470
   71,215 Harrah's
           Entertainment, Inc. (1)         1,882,747
  143,246 Hartford Financial
           Services Group, Inc.            6,786,279
  138,970 Hasbro, Inc.                     2,649,116
  322,800 HEALTHSOUTH Corp. (1)            1,735,050
   68,914 Hercules, Inc.                   1,920,978
   80,094 Hershey Foods Corp.              3,804,465
  654,740 Hewlett-Packard Co.             74,599,439
  162,841 Hilton Hotels Corp.              1,567,345
1,479,378 Home Depot, Inc.               101,429,854
  146,043 Homestake Mining Co.             1,140,961
  513,285 Honeywell
           International, Inc.            29,610,128
  308,485 Household
          International, Inc.             11,491,066
  102,700 Humana, Inc. (1)                   840,856
  145,277 Huntington
           Bancshares, Inc.                3,468,488
   17,588 Huttig Building Prods. (1)          86,844
   79,362 Ikon Office
           Solutions, Inc.                   540,654
  192,892 Illinois Tool Works, Inc.       13,032,266
  197,858 IMS Health, Inc.                 5,379,264
  108,366 Inco, Ltd.                       2,546,601
  104,846 Ingersoll-Rand Co.               5,773,083
2,146,856 Intel Corp.                    176,713,085
1,158,364 International Business
           Machines Corp.                125,103,312
   63,787 International Flavors &
           Fragrances, Inc.                2,407,959
  287,874 International Paper Co.         16,246,889
  163,020 Interpublic Group of
           Companies, Inc.                 9,404,216
   58,123 ITT Industries                   1,943,488
  165,750 J.C. Penney Co., Inc.            3,304,641
   66,465 Jefferson-Pilot Corp.            4,536,236
  900,196 Johnson & Johnson               83,830,753
   46,054 Johnson Controls, Inc.           2,619,321
    7,639 Jostens, Inc.                      185,723
   68,800 Kansas City
           Southern Inds.                  5,134,200
   28,445 Kaufman &
           Broad Home Corp.                  688,013
  261,314 Kellogg Co.                      8,051,738
   60,531 Kerr-McGee Corp.                 3,752,922
  287,400 KeyCorp.                         6,358,725
  349,806 Kimberly Clark Corp.            22,824,842
   60,300 KLA/Tencor Corp. (1)             6,715,913
  308,503 Kmart Corp. (1)                  3,104,311
   57,526 Knight-Ridder, Inc.              3,422,797
  108,100 Kohls Corp. (1)                  7,803,469
  570,940 Kroger Co. (1)                  10,776,493
  125,100 Leggett & Platt, Inc.            2,681,831
   77,900 Lehman Brothers, Inc.            6,597,156
   84,300 Lexmark International
           Group, Inc. - Class A (1)       7,629,150
  130,741 Limited, Inc.                    5,662,720
  136,920 Lincoln National Corp.           5,476,800
   56,103 Liz Claiborne, Inc.              2,110,875
  246,010 Lockheed Martin Corp.            5,381,469
   61,900 Loews Corp.                      3,756,556
   24,326 Longs Drug Stores, Inc.            627,915
   73,258 Louisiana-Pacific Corp.          1,043,927
  247,888 Lowe's Companies, Inc.          14,811,308
   95,600 LSI Logic Corp. (1)              6,453,000
2,041,521 Lucent
           Technologies, Inc.            152,731,290
   48,602 Mallinckrodt Group, Inc.         1,546,151
   67,400 Manor Care (1)                   1,078,400
  152,180 Marriott International           4,803,181
  171,386 Marsh and McLennan              16,399,498
  283,322 Masco Corp.                      7,189,296
  261,265 Mattel, Inc.                     3,429,103
  211,647 May Department
           Stores Co.                      6,825,616
   57,512 Maytag Corp.                     2,760,576
   62,300 MBIA, Inc.                       3,290,219
  518,837 MBNA Corp.                      14,138,308
   43,087 McDermott
           International, Inc.               390,476
  876,228 McDonald's Corp.                35,322,941
  126,860 McGraw-Hill, Inc.                7,817,748
1,843,369 MCI WorldCom, Inc. (1)          97,813,794
  182,073 Mckesson HBOC, Inc.              4,108,022
   64,402 Mead Corp.                       2,797,462
  396,028 MediaOne Group (1)              30,419,901
  768,008 Medtronic, Inc.                 27,984,292
  366,548 Mellon Financial Corp.          12,485,541
1,501,994 Merck & Co., Inc.              100,727,473
   39,872 Meredith Corp.                   1,662,164
  230,076 Merrill Lynch & Co., Inc.       19,211,346
   73,600 MGIC Investment Corp.            4,429,800
  169,300 Micron Technology, Inc. (1)     13,163,075
3,339,000 Microsoft Corp. (1)            389,828,250
   19,047 Milacron, Inc.                     292,848
   27,892 Millipore Corp.                  1,077,329
  254,378 Minnesota Mining &
           Manufacturing Co.              24,897,247
  154,900 Mirage Resorts, Inc. (1)         2,371,906
   96,000 Molex, Inc.                      5,442,000
  411,920 Monsanto Co.                    14,674,650
  360,433 Morgan Stanley Dean
           Witter Discover & Co.          51,451,811
  112,060 Morgan, (J.P.) &
           Co., Inc.                      14,189,598
  400,342 Motorola, Inc.                  58,950,360
  206,300 Nabisco Group Holdings           2,191,938
    3,727 NACCO Industries, Inc. -
           Class A                           207,081
  411,800 National City Corp.              9,754,513
  110,226 National
           Semiconductor Corp. (1)         4,719,051
   31,126 National Service
           Industries, Inc.                  918,217
   41,758 Navistar
           International Corp. (1)         1,978,285
   95,900 Network Appliance, Inc. (1)      7,965,694
   69,400 New Century
           Energies, Inc.                  2,108,025
  113,268 New York Times Co. -
           Class A                         5,564,291
  178,996 Newell Rubbermaid, Inc.          5,190,884
  116,210 Newmont Mining Corp.             2,847,145
  230,200 Nextel Communications,
           Inc. - Class A (1)             23,739,375
  147,042 Niagara Mohawk
           Power Corp. (1)                 2,049,398
   35,069 NICOR, Inc.                      1,139,743
  182,048 Nike, Inc.                       9,022,754
   92,458 Nordstrom, Inc.                  2,421,244
  238,553 Norfolk Southern Corp.           4,890,337
  858,224 Nortel Networks
           Corporation                    86,680,624
   75,388 Northern States
           Power Co.                       1,470,066
  143,800 Northern Trust Corp.             7,621,400
   51,479 Northrop
           Grumman Corp.                   2,783,083
  217,092 Novell, Inc. (1)                 8,670,112
   55,794 Nucor Corp.                      3,058,209
  250,714 Occidental
           Petroleum Corp.                 5,421,690
  213,000 Office Depot, Inc. (1)           2,329,688
   78,000 Old Kent Financial Corp.         2,759,250
  114,000 Omnicom Group, Inc.             11,400,000
   17,391 Oneok, Inc.                        436,949
  914,784 Oracle Corp. (1)               102,512,982
   33,950 Owens Corning                      655,659
   95,300 Owens-Illinois, Inc. (1)         2,388,456
   81,907 P P & L Resources                1,873,623
   62,580 Paccar, Inc.                     2,773,076
  115,634 Pactiv Corp. (1)                 1,228,611
  108,000 Paine Webber
           Group, Inc.                     4,191,750
   78,364 Pall Corp.                       1,689,724
  182,800 Parametric
           Technology Corp. (1)            4,947,025
   71,914 Parker-Hannifin Corp.            3,690,087
  172,150 Paychex, Inc.                    6,886,000
   69,050 PE Corp. -
           PE Biosystems Group             8,307,578
  120,184 PECO Energy                      4,176,394
   22,155 People's Energy  Corp.             742,193
  164,700 Peoplesoft, Inc. (1)             3,510,169
   32,912 Pep Boys
           (Manny Moe & Jack)                300,322
  941,994 PepsiCo, Inc.                   33,205,289
   30,425 Perkin Elmer, Inc.               1,268,342
2,520,184 Pfizer, Inc.                    81,748,469
  251,605 PG&E Corp.                       5,157,903
  337,132 Pharmacia &
           Upjohn, Inc.                   15,170,940
   48,965 Phelps Dodge Corp.               3,286,776
1,531,098 Philip Morris Companies         35,502,335
  158,406 Phillips Petroleum Co.           7,445,082
   55,500 Pinnacle West
           Capital Corporation             1,696,219
  185,196 Pitney Bowes, Inc.               8,947,282
  191,404 Placer Dome, Inc.                2,057,593
  192,033 PNC Bank Corp.                   8,545,469
   38,682 Polaroid Corp.                     727,705
   18,101 Potlatch                           807,757
  109,842 PPG Industries, Inc.             6,871,990
  121,315 Praxair, Inc.                    6,103,661
  845,640 Procter & Gamble Co.            92,650,433
   45,450 Progressive
           Corporation of Ohio             3,323,531
   92,097 Providian Financial Corp.        8,386,583
  140,094 Public Service
           Enterprise Group                4,877,022
   29,132 Pulte Corp.                        655,470
   85,984 Quaker Oats Co.                  5,642,700
  426,400 Qualcomm, Inc. (1)              75,099,700
   70,300 Quintiles
           Transnational Corp. (1)         1,313,731
   84,152 R.R. Donnelley &
           Sons Co.                        2,088,022
  203,215 Ralston Purina Group             5,664,618
  212,314 Raytheon Co. - Class B           5,639,591
   34,329 Reebok
           International Ltd. (1)            281,069
  133,170 Regions Financial Corp.          3,345,896
  165,792 Reliant Energy                   3,792,492
   67,800 Republic New York Corp.          4,881,600
   48,149 Reynolds Metals Co.              3,689,417
  179,402 Rite Aid Corp.                   2,007,060
  132,424 Rockwell
           International Corp.             6,339,799
  155,291 Rohm & Haas Co.                  6,318,403
   50,500 Rowan Companies, Inc. (1)        1,095,219
 1,380,704 Royal Dutch
           Petroleum Co.                  83,446,298
   22,611 Russell Corp.                      378,734
   45,017 Ryder Systems, Inc.              1,100,103
   84,102 Safeco                           2,092,037
  329,200 Safeway, Inc. (1)               11,707,175
  571,054 Sara Lee Corp.                  12,598,879
2,192,069 SBC Communications, Inc.       106,863,364
  944,032 Schering-Plough Corp.           39,826,350
  355,362 Schlumberger Ltd.               19,989,113
   47,338 Scientific-Atlanta, Inc.         2,633,176
  134,800 Seagate Technology, Inc. (1)     6,276,625
  280,337 Seagram Co. Ltd.                12,597,644
   52,405 Sealed Air Corp. (1)             2,715,234
  240,709 Sears, Roebuck & Co.             7,326,580
  129,514 Sempra Energy                    2,250,306
  185,692 Service Corp.
           International                   1,288,238
   16,674 Shared Medical
           Systems Corp.                     849,332
  112,874 Sherwin-Williams Co.             2,370,354
   64,100 Sigma Aldrich Corp.              1,927,006
  116,515 Silicon Graphics, Inc. (1)       1,143,303
  103,300 SLM Holding Corp.                4,364,425
   40,194 Snap-On Tools Corp.              1,067,653
  180,500 Solectron Corp. (1)             17,170,063
  473,558 Southern Co.                    11,128,613
  115,600 Southtrust Corp                  4,371,125
  316,500 Southwest Airlines Co.           5,123,344
    6,904 Springs Industries, Inc. -
           Class A                           275,729
  561,564 Sprint Corp.                    37,800,277
  278,891 Sprint PCS (1)                  28,586,328
   49,488 St. Jude Medical, Inc. (1)       1,518,663
  147,828 St. Paul Companies, Inc.         4,979,956
   54,330 Stanley Works                    1,636,691
  307,200 Staples, Inc. (1)                6,374,400
  100,400 State Street Corp.               7,335,475
  116,400 Summit Bancorp                   3,564,750
1,004,224 Sun Microsystems, Inc. (1)      77,764,596
   61,345 Sunoco, Inc.                     1,441,608
  200,860 Suntrust Banks, Inc.            13,821,679
   97,040 SuperValu, Inc.                  1,940,800
  143,650 Synovus Financial Corp.          2,855,044
  219,020 Sysco Corp.                      8,664,979
   72,200 T. Rowe Price
           Associates, Inc.                2,666,888
  131,732 Tandy Corp.                      6,479,568
   29,507 Tektronix, Inc.                  1,147,085
   18,084 Teledyne Technologies (1)          170,668
  252,050 Tellabs, Inc. (1)               16,178,459
   35,922 Temple Inland, Inc.              2,368,607
  189,110 Tenet Healthcare Corp. (1)       4,444,085
  105,000 Teradyne, Inc. (1)               6,930,000
  353,522 Texaco, Inc.                    19,200,664
  515,412 Texas Instruments, Inc.         49,930,538
  178,027 Texas Utilities Co.              6,331,085
   98,306 Textron, Inc.                    7,538,841
  141,100 Thermo Electron Corp. (1)        2,116,500
   38,500 Thomas & Betts Corp.             1,227,188
  844,130 Time Warner, Inc.               61,146,667
   39,429 Times Mirror Co. -
           Class A                         2,641,743
   34,596 Timken Co.                         707,056
  211,016 TJX Companies, Inc.              4,312,640
   85,168 Torchmark Corp.                  2,475,195
  130,800 Tosco Corp.                      3,556,125
  164,418 Toys 'R' Us, Inc. (1)            2,353,233
  134,198 Transocean Sedco
           Forex, Inc.                     4,520,797
  149,592 Tribune Co.                      8,236,910
   99,799 Tricon Global
           Restaurants, Inc. (1)           3,854,736
   75,072 TRW, Inc.                        3,899,052
   36,096 Tupperware Corp.                   611,376
1,087,838 Tyco International Ltd.         42,289,702
  466,037 U.S. Bancorp                    11,097,506
  324,855 U.S. West, Inc.                 23,389,560
  139,725 Unicom Corp.                     4,680,788
  373,346 Unilever NV                     20,324,023
   83,252 Union Carbide Corp.              5,557,071
  155,247 Union Pacific Corp.              6,772,650
  191,348 Union Pacific
           Resources Group, Inc.           2,439,687
   81,300 Union Planters Corp.             3,206,269
  207,699 Unisys Corp. (1)                 6,633,387
  112,700 United Healthcare Corp.          5,987,188
  306,624 United
           Technologies Corp.             19,930,560
  152,937 Unocal Corp.                     5,132,948
  149,034 Unumprovident Corp.              4,778,403
   47,615 US Airways Group, Inc. (1)       1,526,656
  120,607 UST, Inc.                        3,037,789
   57,177 USX - U.S. Steel Group           1,886,841
  200,564 USX Marathon Group               4,951,424
   75,230 V.F. Corp.                       2,256,900
  440,798 Viacom, Inc. - Class B (1)      26,640,729
   63,600 Vulcan Materials Co.             2,540,025
   46,049 W.R. Grace & Co. (1)               638,930
   60,130 W.W. Grainger, Inc.              2,874,966
  128,210 Wachovia Corp.                   8,718,280
2,859,596 Wal-Mart Stores, Inc.          197,669,574
  667,636 Walgreen Co.                    19,528,353
1,334,471 Walt Disney Co.                 39,033,277
  555,658 Warner-Lambert Co.              45,529,227
  379,272 Washington Mutual, Inc.          9,861,072
  422,351 Waste Management, Inc.           7,259,158
    6,329 Water Pik Technologies (1)          60,521
   67,400 Watson Pharmaceuticals (1)       2,413,763
   46,100 Wellpoint Health
           Networks (1)                    3,039,719
1,062,736 Wells Fargo Company             42,974,387
   82,762 Wendy's
           International, Inc.             1,706,966
   61,360 Westvaco Corp.                   2,001,870
  143,494 Weyerhaeuser Co.                10,304,663
   48,139 Whirlpool Corp.                  3,132,044
   63,600 Willamette
           Industries, Inc.                2,953,425
  281,236 Williams Companies, Inc.         8,595,275
   75,180 Winn Dixie Stores, Inc.          1,799,621
   72,692 Wm. Wrigley, Jr. Co.             6,028,893
   55,279 Worthington
           Industries, Inc.                  915,558
  426,870 Xerox Corp.                      9,684,613
  202,000 Xilinx, Inc. (1)                 9,184,688
  169,700 Yahoo!, Inc. (1)                73,427,071

 Total Common Stock
(Cost $4,809,122,710)                  7,953,572,107
                                      --------------


   SHORT-TERM INSTRUMENTS (2.5%)
       Mutual Fund (2.3%)
188,890,907 Institutional Cash
             Management
             Fund               $  188,890,907
                                --------------

  Principal
    Amount
  ---------
         U.S. Treasury Bill  (0.2%)
$12,020,000  5.02%,  3/2/00(2)      11,919,729
                                --------------

Total Short-Term Instruments
(Cost $200,811,727)                200,810,636
                                --------------

Total Investments
(Cost $5,009,934,437)   99.9%   $8,154,382,743
Other Assets in
 Excess of Liabilities   0.1        10,714,139
                       -----------------------
Net Assets             100.0%   $8,165,096,882
                       =======================


--------------------------------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.



See notes to financial statements on page 28.










EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

Year ended December 31, 1999


ASSETS
   Investments at value (cost of $5,009,934,437)                $8,154,382,743
   Receivable for shares
      of beneficial interest subscribed                              4,508,155
   Receivable for securities sold                                      657,504
   Variation margin receivable                                         461,689
   Dividend receivable                                               7,787,458
                                                                --------------
Total assets                                                     8,167,797,549
                                                                --------------
LIABILITIES
   Payable for securities purchased                                  2,154,113
   Due to Bankers Trust                                                532,871
   Accrued expenses                                                     13,683
                                                                --------------
   Total liabilities                                                 2,700,667
                                                                --------------
   Net assets                                                   $8,165,096,882
                                                                ==============

COMPOSITION OF NET ASSETS
   Paid-in capital                                              $5,016,704,839
   Net unrealized appreciation on
      investments and futures contracts                          3,148,392,043
                                                                --------------
Net assets                                                      $8,165,096,882
                                                                ==============



See notes to financial statements on page 28.









EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

Year ended December 31, 1999



INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $1,063,834)      $   97,913,346
   Interest                                                             513,602
                                                                 --------------
Total investment income                                              98,426,948
                                                                 --------------
EXPENSES
   Advisory fees                                                      5,134,906
   Administration and services fees                                     344,960
   Professional fees                                                     34,598
   Trustees fees                                                          3,252
   Miscellaneous                                                          1,643
                                                                 --------------
   Total expenses                                                     5,519,359
                                                                 --------------
Net investment income                                                92,907,589
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                   (44,432,856)
   Net realized gain from futures transactions                       17,684,084
   Net change in unrealized appreciation/
      depreciation on investments and futures contracts           1,245,281,501
                                                                 --------------
Net realized and unrealized gain on investments and futures
   contracts                                                      1,218,532,729
                                                                 --------------
Net increase in net assets from operations                       $1,311,440,318
                                                                 ==============


See notes to financial statements on page 28.










EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,


                                                     1999             1998
                                               --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                       $   92,907,589   $   58,364,731
   Net realized gain (loss) from investment
      and futures transactions                    (26,748,772)      35,274,688
   Net change in unrealized
      appreciation/depreciation on
      investment and futures contracts          1,245,281,501      895,089,518
                                               -------------------------------
Net increase in net assets from operations      1,311,440,318      988,728,937
                                               -------------------------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested               4,399,103,297    2,853,940,069
   Value of capital withdrawn                  (2,745,951,143)  (1,445,251,067)
                                               -------------------------------
Net increase in net assets from
   capital transactions                         1,653,152,154    1,408,689,002
                                               -------------------------------
Total increase in net assets                    2,964,592,472    2,397,417,939

NET ASSETS
Beginning of year                               5,200,504,410    2,803,086,471
                                               -------------------------------
End of year                                    $8,165,096,882   $5,200,504,410
                                               ===============================


See notes to financial statements on page 28.










EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

December 31, 1999


Contained below are selected supplemental data and ratios to average net assets for the years indicated for the Equity 500 Index Portfolio.


                                                For the years ended December 31,
                               --------------------------------------------------------------
                                  1999        1998          1997         1996         1995
                               --------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
   year (000s omitted)         $8,165,097   $5,200,504   $2,803,086   $1,925,224   $1,080,736
Ratios to average
   net assets:
Net investment
   income (%)                        1.35         1.50         1.76         2.20         2.52
Expenses after waivers (%)           0.08         0.08*        0.08         0.10         0.10
Expenses before waivers (%)          0.08         0.10         0.15         0.15         0.15
Decrease reflected in above
   expense ratios due to
   fee waivers or expense
   reimbursements (%)                0.00         0.02         0.07         0.05         0.05
Portfolio turnover
   rate (%)                            13            4           19           15            6


  *Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.


See notes to financial statements on page 28.









EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 1999




(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization - The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security valuation - The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security transactions and interest income - Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures contracts - The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal income taxes - The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

(2) FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirectly wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.075% of the Portfolio's average daily net assets.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the year ended December 31, 1999, amounted to $7,493,519 and are included in dividend income.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of 0.10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

(3) PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999, were $2,458,853,481 and $886,448,613, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999, was $5,091,039,735. The aggregate gross unrealized appreciation was $3,275,257,510, and the aggregate gross unrealized depreciation was $211,914,502 for all investments as of December 31, 1999.

(4) FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1999, is as follows:

                                                          Market     Unrealized
Type of Future         Expiration  Contracts  Position    Value     Appreciation
--------------------------------------------------------------------------------
S&P 500 Index Futures  March 2000     547       Long   $203,331,050   $3,943,738

At December  31,  1999,  the  Portfolio  segregated  securities  with a value of
approximately   $11,919,729  to  cover  margin   requirements  on  open  futures
contracts.










EQUITY 500 INDEX PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS





To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000










EQUITY 500 INDEX PORTFOLIO
PROXY RESULTS




For the year ended December 31, 1999, the Bankers Trust Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:

1  To elect the Bankers Trust Pyramid Funds Board of Trustees.

                                  VOTES FOR           VOTES WITHHELD

   Mr. Charles P. Biggar          2,740,598               6,940
   Mr. S. Leland Dill             2,740,562               6,976
   Mr. Richard T. Hale            2,740,598               6,940
   Mr. Bruce E. Langton           2,740,598               6,940
   Mr. Philip Saunders, Jr.       2,740,370               7,168
   Mr. Harry Van Benschoten       2,740,588               6,950
   Dr. Martin J. Gruber           2,740,592               6,946
   Dr. Richard J. Herring         2,740,598               6,940





                                                    NUMBER OF SHARES VOTING
2  To approve the New Investment Advisory       --------------------------------
Agreement with Bankers Trust Company.               FOR       AGAINST    ABSTAIN

                                                 2,735,745     7,809      3,984
3  To ratify the selection of Pricewaterhouse-
Coopers LLP as the independent accountants of
the Fund and its corresponding Portfolio.        2,742,482     1,748      3,308









Directors
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent                           Legal Counsel
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

Custodian                                Independent Auditors
Bankers Trust Company                    PricewaterhouseCoopers LLP
Four Albany Street                       250 West Pratt Street
New York, New York 10006                 Baltimore, Maryland 21201

Telephone Assistance Hours               Internet Access
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from  any  phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777